Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Movements In Maintenance Rights Intangible) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Maintenance rights intangible, net at beginning of period	$ 3,812,259
Maintenance rights intangible, net at end of period	3,068,318	$ 3,812,259
Maintenance Rights Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Maintenance rights intangible, net at beginning of period	3,812,259
ILFC Transaction		3,975,286
EOL and MR contract maintenance rights expense	(348,366)	(54,507)
MR contract maintenance rights write off due to maintenance liability release	(161,839)	(48,729)
EOL contract maintenance rights write off due to cash receipt	(118,438)	(27,570)
EOL and MR contract intangible write off due to sale of aircraft	(115,298)
Transfer to lease incentives		(32,221)
Maintenance rights intangible, net at end of period	$ 3,068,318	$ 3,812,259